Debt - Additional information (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended			33 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Jun. 27, 2024 USD ($)	Jun. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 05, 2023 EUR (€) installment	Aug. 26, 2021 USD ($)
Disclosure of financial liabilities [line items]
Borrowings	$ 1,275,052		$ 915,425	$ 1,275,052
Borrowings required interest coverage ratio	3.00	3.00
Borrowings net leverage ratio current period	3.50	3.50
Commence on December 31, 2032
Disclosure of financial liabilities [line items]
Number of semi-annual installments | installment													13
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Interest paid	$ 31,300		31,300
Notional amount														$ 500,000
Debt interest rate (as a percent)														6.25%
Borrowings	484,143		491,003	484,143								$ 492,691
Senior Notes due 2029 | At fair value
Disclosure of financial liabilities [line items]
Borrowings	503,900		491,400	503,900
Redemption option derivative asset
Disclosure of financial liabilities [line items]
Change in fair value	7,128		1,940
Term Facility
Disclosure of financial liabilities [line items]
Interest paid	31,800		15,900
Borrowings	790,909		424,422	790,909								$ 143,368
Borrowings, maximum capacity | €													€ 480.4
Proceeds from borrowings, classified as financing activities				799,500	€ 680.4
Term Facility | Borrowings, Drawdowns, Tranche One
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities	278,500	€ 238.8
Greek Recovery and Resilience Facility (RRF)
Disclosure of financial liabilities [line items]
Borrowings	211,568		119,935	211,568
Borrowings, maximum capacity | €													200.0
Proceeds from borrowings, classified as financing activities	72,206		97,224
Greek Recovery and Resilience Facility (RRF) | Borrowings, Drawdowns, Tranche Three
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities	72,200	61.9
Initial Greek Recovery and Resilience Facility (RFF)
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €													€ 100.0
Initial Greek Recovery and Resilience Facility (RFF) | Fixed interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)													3.04%
Additional Greek Recovery and Resilience Facility (RFF)
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €													€ 100.0
Additional Greek Recovery and Resilience Facility (RFF) | Fixed interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)													4.06%
Commercial Loans
Disclosure of financial liabilities [line items]
Borrowings	544,426		293,550	544,426
Proceeds from borrowings, classified as financing activities	206,287		213,694
Commercial Loans | Floating interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)													70.00%
Commercial Loans | Borrowings, Drawdowns, Tranche Two
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities	$ 206,300	€ 176.9
Revolving VAT facility
Disclosure of financial liabilities [line items]
Borrowing term	18 months	18 months
Borrowings	$ 34,915		10,937	34,915
Borrowings, maximum capacity | €													€ 30.0
Proceeds from borrowings, classified as financing activities	75,900	€ 67.0	56,022
Repayment of term facility loan financing costs	54,068	€ 48.1	47,304
Contingent Overrun Facility
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €													€ 60.0
Senior Secured Credit Facility
Disclosure of financial liabilities [line items]
Notional amount	350,000			350,000
Borrowings, maximum capacity										$ 350,000	$ 250,000
Additional borrowing capacity										$ 100,000
Undrawn borrowing facilities	106,600		239,200	106,600
Senior Secured Credit Facility | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)										0.47813%
Senior Secured Credit Facility | Top of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)										0.73125%
Senior Secured Credit Facility | Floating interest rate | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)										2.125%
Senior Secured Credit Facility | Floating interest rate | Top of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)										3.25%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, one month duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)										0.10%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, three months duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)										0.15%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, six month duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)										0.25%
Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings	318,300		177,300	318,300
First Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings	$ 243,000		$ 110,500	$ 243,000		€ 206.8	$ 0.4	€ 106.3	$ 0.4
Borrowings, front fee (as a percent)	0.25%			0.25%		0.25%	0.25%
First Letter of Credit Secured by Revolving Credit Facility | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)	2.125%			2.125%		2.125%	2.125%
First Letter of Credit Secured by Revolving Credit Facility | Top of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)	3.25%			3.25%		3.25%	3.25%
Second Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings | €						€ 63.8		€ 64.0
Borrowings undrawn standby fee (as a percent)	1.80%			1.80%		1.80%	1.80%